Inventories - Disclosure of Detailed Information About Inventories (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Disclosure of inventories [Abstract]
Finished goods	$ 24,035	$ 21,564
Provision for impairment	(495)	(444)
Current inventories	$ 23,539	$ 21,120